Fair Value Measurements Fair Value Measurements Narrative Tagging (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	$ (10,632,590)	$ 4,852,177
Tolerable Range of Difference in Valuation	0.00%
Commitments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	$ (10,600,000)	$ 4,900,000